Share-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Additional Information on Restricted Stock Units

The following table provides information about our RSU grants for the last three fiscal years:

	Year Ended December 31,
	2016	2015	2014
Number of shares granted	1,169,238	679,546	1,883,454
Weighted average grant date fair value per share	$59.73	$82.38	$64.59
Fair value of shares vested (in millions)(1)	$40	$90	$—

(1)	The fair value of shares vested during the year ended December 31, 2014 was less than $1 million.

Schedule of Restricted Stock Units Activity

The following table summarizes the activity of our RSUs during the three months ended March 31, 2017:

	Number of Shares	Weighted Average Grant Date Fair Value per Share
Outstanding as of December 31, 2016	1,624,541	$65.24
Conversion from performance shares upon completion of the spin-offs(1)	671,604	72.42
Effect of the spin-offs	439,113	57.60
Granted	1,313,783	58.02
Vested	(876,145)	47.19
Forfeited	(47,971)	47.97

Outstanding as of March 31, 2017(2)	3,124,925	52.01

(1)	Represents all performance shares outstanding as of December 31, 2016.
(2)	The weighted average grant date fair value was adjusted to reflect the Conversion Factor.

The following table summarizes the activity of our RSUs during the year ended December 31, 2016:

	Number of Shares	Weighted Average Grant Date Fair Value per Share
Outstanding as of December 31, 2015	1,246,084	$73.44
Granted	1,169,238	59.73
Vested	(683,262)	70.50
Forfeited	(107,519)	66.90

Outstanding as of December 31, 2016	1,624,541	65.24

Schedule of Additional Information on Stock Options

The following table provides information about our option grants for the last three fiscal years:

	Year Ended December 31,
	2016	2015	2014
Number of options granted	503,150	309,528	334,530
Weighted average exercise price per share	$58.83	$82.38	$64.59
Weighted average grant date fair value per share	$16.41	$25.17	$22.74

Schedule of Stock Options Valuation Assumptions

The grant date fair value of the options granted during the three months ended March 31, 2017 was $13.86, which was determined using the Black-Scholes-Merton option-pricing model with the following assumptions:

Expected volatility(1)	24.00%
Dividend yield(2)	1.03%
Risk-free rate(3)	2.03%
Expected term (in years)(4)	6.0

(1)	Due to limited trading history for our common stock, we did not have sufficient information available on which to base a reasonable and supportable estimate of the expected volatility of our share price. As a result, we used an average historical volatility of our peer group over a time period consistent with our expected term assumption. Our peer group was determined based upon companies in our industry with similar business models and is consistent with those used to benchmark our executive compensation.
(2)	Estimated based on the expected annualized dividend payment at the date of grant.
(3)	Based on the yields of U.S. Department of Treasury instruments with similar expected lives.
(4)	Estimated using the average of the vesting periods and the contractual term of the options.

The grant date fair value of each of these option grants was determined using the Black-Scholes-Merton option-pricing model with the following assumptions:

	Year Ended December 31,
	2016	2015	2014
Expected volatility(1)	32.00%	28.00%	33.00%
Dividend yield(2)	1.43%	—%	—%
Risk-free rate(3)	1.36%	1.67%	1.85%
Expected term (in years)(4)	6.0	6.0	6.0

(1)	Due to limited trading history for our common stock, we did not have sufficient information available on which to base a reasonable and supportable estimate of the expected volatility of our share price. As a result, we used an average historical volatility of our peer group over a time period consistent with our expected term assumption. Our peer group was determined based upon companies in our industry with similar business models and is consistent with those used to benchmark our executive compensation.
(2)	Estimated based on the expected annualized dividend payment at the date of grant. For the 2014 and 2015 options, we had no plans to pay dividends during the expected term at the time of grant.
(3)	Based on the yields of U.S. Department of Treasury instruments with similar expected lives.
(4)	Estimated using the average of the vesting periods and the contractual term of the options.

Schedule of Stock Options Activity

The following table summarizes the activity of our options during the three months ended March 31, 2017:

	Number of Options	Weighted Average Exercise Price per Share
Outstanding as of December 31, 2016	1,076,031	$66.83
Effect of the spin-offs	251,145	57.60
Granted	710,967	58.02
Exercised	(10,681)	45.35
Forfeited, canceled or expired	(2,146)	57.99

Outstanding as of March 31, 2017(1)	2,025,316	50.89

Exercisable as of March 31, 2017(1)	793,005	48.23

(1)	The weighted average exercise price was adjusted to reflect the Conversion Factor.

The following table summarizes the activity of our options during the year ended December 31, 2016:

	Number of Shares	Weighted Average Exercise Price per Share
Outstanding as of December 31, 2015	616,832	$73.47
Granted	503,150	58.83
Exercised	(5,724)	64.59
Forfeited, canceled or expired	(38,227)	69.03

Outstanding as of December 31, 2016	1,076,031	66.83

Exercisable as of December 31, 2016	293,517	70.57

Schedule of Additional Information on Performance Shares

The following table provides information about our performance share grants for the last three fiscal years:

	Year Ended December 31,
	2016	2015	2014
Relative Shareholder Return:
Number of shares granted	300,784	204,523	176,661
Weighted average grant date fair value per share	$62.43	$98.94	$70.68
Fair value of shares vested (in millions)	$16	$—	$—

EBITDA CAGR:
Number of shares granted	300,784	204,523	176,661
Weighted average grant date fair value per share	$58.83	$82.38	$64.59
Fair value of shares vested (in millions)	$12	$—	$—

Schedule of Performance Shares Valuation Assumptions

The grant date fair value of each of the performance shares based on relative shareholder return was determined using a Monte Carlo simulation valuation model with the following assumptions:

	Year Ended December 31,
	2016	2015	2014
Expected volatility(1)	31.00%	24.00%	30.00%
Dividend yield(2)	—%	—%	—%
Risk-free rate(3)	0.92%	1.04%	0.70%
Expected term (in years)(4)	2.8	2.8	2.8

(1)	Due to limited trading history for our common stock, we did not have sufficient information available on which to base a reasonable and supportable estimate of the expected volatility of our share price. As a result, we used an average historical volatility of our peer group over a time period consistent with our expected term assumption. Our peer group was determined based upon companies in our industry with similar business models and is consistent with those used to benchmark our executive compensation.
(2)	As dividends are assumed to be reinvested in shares of common stock and dividends will not be paid to the participants of the performance shares unless the shares vest, we utilized a dividend yield of zero percent.
(3)	Based on the yields of U.S. Department of Treasury instruments with similar expected lives.
(4)	Midpoint of the 30-calendar day period preceding the end of the performance period.

Schedule of Performance Shares Activity

The following table summarizes the activity of our performance shares during the year ended December 31, 2016:

	Relative Shareholder Return		EBITDA CAGR
	Number of Shares	Weighted Average Grant Date Fair Value per Share	Number of Shares	Weighted Average Grant Date Fair Value per Share
Outstanding as of December 31, 2015	366,361	$86.37	366,361	$74.49
Granted	300,784	62.43	300,784	58.83
Vested	(152,835)	70.68	(152,835)	64.59
Forfeited or canceled	(178,508)	77.58	(178,508)	68.61

Outstanding as of December 31, 2016	335,802	76.74	335,802	68.09

Schedule of Performance Shares Activity

The following table summarizes the activity of our performance shares during the three months ended March 31, 2017:

	EBITDA CAGR		FCF CAGR
	Number of Shares	Weighted Average Grant Date Fair Value per Share	Number of Shares	Weighted Average Grant Date Fair Value per Share
Outstanding as of December 31, 2016	335,802	$68.09	—	N/A
Conversion to RSUs upon completion of the spin-offs	(335,802)	68.09	—	N/A
Granted	169,843	58.02	169,812	$58.02

Outstanding as of March 31, 2017	169,843	58.02	169,812	58.02